Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
Changes in goodwill as of December 31, 2016 are as follows:

	December 31
	2015	2016
	US$ thousands

Beginning of the year	12,242	25,561

Business acquisition (see Note 3A)	13,319	-
End of the year	25,561	25,561

Schedule of net other intangible assets
Net other intangible assets as of December 31, 2016 are as follows:

		December 31
		2015	2016
	Useful life	US$ thousands
Original cost:
Intellectual property	3	200	200
Current technology	3	3,833	3,833
Customer relationships	3	1,937	1,937
Backlog	0.4	487	487
		6,457	6,457
Accumulated amortization:
Intellectual property		154	200
Current technology		654	1,930
Customer relationships		272	916
Backlog		213	487
		1,293	3,533

Other intangible assets, Net:
Intellectual property		46	-
Current technology		3,179	1,903
Customer relationships		1,665	1,021
Backlog		274	-
		5,164	2,924